UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$838,315,836
Total Investments (Cost — $ 752,029,093) — 100.1%	838,315,836
Liabilities in Excess of Other Assets — (0.1)%	(770,796)

Net Assets — 100.0%	$837,545,040

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of July 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $838,315,836 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2013	1

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.8%
MercadoLibre, Inc.	127,117	$14,927,349
Belgium — 4.5%
Anheuser-Busch InBev NV	393,775	37,866,052
China — 2.0%
Want Want China Holdings Ltd.	12,166,000	16,462,321
France — 12.3%
BNP Paribas SA	247,058	16,018,605
Pernod-Ricard SA	169,015	20,166,362
Sanofi SA	343,113	35,918,451
Total SA	587,435	31,303,582

		103,407,000
Hong Kong — 5.7%
AIA Group Ltd.	5,724,000	27,093,627
Sands China Ltd.	3,849,200	20,804,101

		47,897,728
India — 2.4%
ICICI Bank Ltd. — ADR	318,376	10,436,365
Larsen & Toubro Ltd.	687,561	9,578,699

		20,015,064
Japan — 9.8%
Capcom Co. Ltd.	557,800	9,909,508
Japan Tobacco, Inc.	643,300	22,458,140
Mitsubishi UFJ Financial Group, Inc.	4,254,600	26,391,313
Nidec Corp.	282,400	23,192,664

		81,951,625
Netherlands — 6.9%
ASML Holding NV	150,200	13,530,011
Royal Dutch Shell PLC, B Shares	838,925	29,673,308
Yandex NV, Class A (a)	450,983	14,656,948

		57,860,267
Russia — 2.2%
Sberbank	6,345,093	18,257,797
South Korea — 4.1%
Hyundai Motor Co.	90,386	18,689,431
Samsung Electronics Co. Ltd.	13,741	15,658,108

		34,347,539
Spain — 2.5%
Inditex SA	158,618	21,173,124
Sweden — 2.8%
Atlas Copco AB, A Shares	901,467	23,515,366
Switzerland — 16.0%
Cie Financiere Richemont SA, Bearer A Shares	218,467	21,371,011
Credit Suisse Group AG	758,604	22,283,066
Nestlé SA, Registered Shares	607,237	41,099,411
Roche Holding AG	60,584	14,909,056
The Swatch Group AG, Bearer Shares	36,354	21,603,445

Common Stocks	Shares	Value
Switzerland (concluded)
Zurich Insurance Group AG	46,111	$12,420,843

		133,686,832
Taiwan — 1.8%
MediaTek, Inc.	1,274,000	15,294,239
United Kingdom — 19.3%
BHP Billiton PLC	627,007	17,947,854
British Sky Broadcasting Group PLC	2,543,585	32,043,638
Imperial Tobacco Group PLC	1,204,794	40,439,129
ITV PLC	6,889,300	17,718,999
Standard Chartered PLC	697,461	16,176,823
Vodafone Group PLC	12,570,958	37,651,229

		161,977,672
United States — 3.7%
Liberty Global PLC, Class A (a)	235,655	19,116,334
Veeco Instruments, Inc. (a)	339,113	11,787,568

		30,903,902
Total Long-Term Investments (Cost — $733,181,899) — 97.8%		819,543,877

Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	11,770,182	11,770,182

Time Deposits	Par (000)
Europe — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 8/01/13	EUR	1	1,416
Total Short-Term Securities (Cost — $11,771,598) — 1.4%			11,771,598
Total Investments (Cost — $744,953,497*) — 99.2%			831,315,475
Other Assets Less Liabilities — 0.8%			7,000,361

Net Assets — 100.0%			$838,315,836

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts EUR European Euro GBP British Pound	JPY Japanese Yen KOR Korean Won USD US Dollar

2	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$751,965,355

Gross unrealized appreciation	$93,263,143
Gross unrealized depreciation	(13,913,023)

Net unrealized appreciation	$79,350,120

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,560,642	(23,790,460)	11,770,182	$10,698

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	37,925,646	USD	387,434	Goldman Sachs International	8/01/13	$(81)
KOR	3,690,382,862	USD	3,307,091	Brown Brothers Harriman & Co.	8/01/13	(22,152)
KOR	1,274,247,075	USD	1,141,901	Brown Brothers Harriman & Co.	8/01/13	(7,649)
USD	4,179,506	GBP	2,724,936	Deutsche Bank AG	8/01/13	34,171
JPY	18,509,463	USD	189,008	Goldman Sachs International	8/02/13	37
USD	3,514,736	GBP	2,311,262	Deutsche Bank AG	8/02/13	(1,294)
JPY	3,203,840	USD	32,630	Citibank N.A.	8/05/13	93
Total						$3,125

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2013	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$14,927,349	—	—	$14,927,349
Belgium	—	$37,866,052	—	37,866,052
China	—	16,462,321	—	16,462,321
France	—	103,407,000	—	103,407,000
Hong Kong	—	47,897,728	—	47,897,728
India	10,436,365	9,578,699	—	20,015,064
Japan	—	81,951,625	—	81,951,625
Netherlands	14,656,948	43,203,319	—	57,860,267
Russia	—	18,257,797	—	18,257,797
South Korea	—	34,347,539	—	34,347,539
Spain	—	21,173,124	—	21,173,124
Sweden	—	23,515,366	—	23,515,366
Switzerland	—	133,686,832	—	133,686,832
Taiwan	—	15,294,239	—	15,294,239
United Kingdom	—	161,977,672	—	161,977,672
United States	30,903,902	—	—	30,903,902
Short-Term Securities	11,770,182	1,416	—	11,771,598
Total	$82,694,746	$748,620,729	—	$831,315,475

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	$34,301	—	—	$34,301
Liabilities:
Foreign currency exchange contracts.	(31,176)	—	—	(31,176)
Total	$3,125	—	—	$3,125

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, foreign currency at value of $1,712,894 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

4	BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 24, 2013